Prepayments, Receivables and Other Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Loans to third parties	[1]	$ 4,585,103	$ 4,585,103
Other receivables		137,361	268,924
Subtotal		4,722,464	4,854,027
Less: allowance for expected credit loss		(4,593,178)	(27,938)
Prepaid expenses and other current assets		$ 129,286	$ 4,826,089

[1]	The first category is loans issued to business partners for short-term working capital. The loan term is within 1 year, with an annual interest rate of 8%, and interest is paid semi-annually